Segment reporting	12 Months Ended
Dec. 31, 2019
Segment reporting
Segment reporting

18. Segment reporting

voxeljet operates in two reportable segments—Systems and Services—which reflect the internal organizational and management structure according to the distinct nature of the two businesses. The Systems business derives its revenues from the manufacture and sale of 3D printers, from the sale of consumables, as well as from lease, maintenance and extended warranty agreements with customers, while the Services business provides customized printed products to customers.

The Management Board of voxeljet is the chief operating decision maker. The chief operating decision maker mainly monitors the Company’s revenues and gross profit, as the performance indicators.

The following table summarizes segment reporting for each of the reporting periods ended December 31. As management’s controlling instruments are mainly revenue‑based, the reporting information does not include a detailed breakdown of all assets and liabilities by category. The sum of the amounts for the two segments equals the total for the Company for each of the years presented.

SEGMENT REPORTING

	Year Ended December 31,
	2019		2018 (1)		2017 (1) (2) (3)
	(€ in thousands)
	SYSTEMS	SERVICES	SYSTEMS	SERVICES	SYSTEMS	SERVICES
Revenues	13,454	11,148	12,248	13,761	11,534	11,644
Gross profit	4,284	2,892	3,708	5,437	4,258	5,067
Gross profit in %	31.8%	25.9%	30.3%	39.5%	36.9%	43.5%
PPE	13,093	14,250	11,804	15,871	13,070	14,628

(1) The Company has initially applied IFRS 16 as of January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated and the cumulative effect of initially applying IFRS 16 is recognized in retained earnings at the date of initial application. For further information, see Note 3 of the consolidated financial statements.

(2) Comparative figures for the year ended December 31, 2017 were restated for immaterial errors.

(3) The Company has initially applied IFRS 15 and IFRS 9 as of January 1, 2018. Under the transition methods chosen, comparative information has not been restated.

Systems revenues include revenues from the sales of used 3D printers of kEUR 2,007, kEUR 1,489, and kEUR 2,556 for the years ended December 31, 2019,  2018, and 2017, respectively.

Geographic information

REVENUES BY GEOGRAPHICAL REGION

voxeljet’s revenues and non‑current assets are presented below by geographic region. For purposes of this presentation, revenues are based on the geographic location of customers and assets are based on their geographic location.

voxeljet’s revenues were generated in the following geographical regions for the years reported:

	Year Ended December 31,
	2019	2018	2017
	(€ in thousands)
EMEA	11,265	14,673	14,832
Germany	4,474	6,605	5,677
France	1,314	2,667	2,611
Great Britain	1,224	1,050	1,459
Others	4,253	4,351	5,085
Asia Pacific	6,302	5,450	2,526
Indonesia	55	1,819	--
China	3,993	2,134	1,549
South Korea	1,242	888	721
Others	1,012	609	256
Americas	7,035	5,886	5,820
United States	6,843	5,802	5,474
Others	192	84	346
Total	24,602	26,009	23,178

NON‑CURRENT ASSETS BY GEOGRAPHICAL REGION

	December 31,
	2019	2018
	(€ in thousands)
EMEA	22,951	26,651
Germany	22,948	25,104
Great Britain	3	1,547
Asia Pacific	2,095	1,090
Americas	5,746	3,675
United States	5,746	3,675
Total	30,792	31,416